Unaudited consolidated interim statements of comprehensive loss - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Unaudited consolidated interim statements of comprehensive loss
Revenue	€ 154,000	€ 1,390,000	€ 309,000	€ 5,900,000
Other income - net	56,000	717,000	233,000	1,127,000
Research and development expenses	(11,727,000)	(25,273,000)	(27,118,000)	(54,804,000)
General and administrative expenses	(4,036,000)	(6,276,000)	(8,512,000)	(13,126,000)
Operating loss	(15,553,000)	(29,442,000)	(35,088,000)	(60,903,000)
Finance income / (costs) - net	105,000	47,000	465,000	(472,000)
Loss before tax	(15,448,000)	(29,395,000)	(34,623,000)	(61,375,000)
Income taxes	(3,000)	0	(3,000)	(3,000)
Loss for the period	(15,451,000)	(29,395,000)	(34,626,000)	(61,378,000)
Total comprehensive loss	€ (15,451,000)	€ (29,395,000)	€ (34,626,000)	€ (61,378,000)
Basic loss per share in € per share	€ (1.01)	€ (1.97)	€ (2.28)	€ (4.11)
Diluted loss per share in € per share	€ (1.01)	€ (1.97)	€ (2.28)	€ (4.11)
Weighted number of common shares outstanding	15,300,912	14,933,934	15,212,555	14,933,934